July 29, 2009

Securities and Exchange Commission Office of Filings and Informational Services 100 F Street, NE Washington, D.C. 20549 ATTN: John Grzeskiewicz

Re:	Dreyfus Manager Funds I
Registration Nos. 811-21386
333-106576

Ladies and Gentlemen:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 15 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 15”). Amendment No. 15 is being filed to amend Post-Effective Amendment No. 14 to the Fund’s Registration Statement on Form N-1A filed on June 5, 2009, pursuant to Rule 485 (a)(i) under the Securities Act of 1933, as amended (the “Act”), to incorporate the staff’s comments to the summary sections of the Fund’s prospectuses.

Please call me with any comments or questions you may have at (212) 922-6795.

Sincerely,

/s/ Michael A. Rosenberg

Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds